Share Based Compensation - Share Options Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (shares)	7,772,455	5,611,429
Granted (shares)	3,792,160	4,155,375
Exercised (shares)	(162,864)	(196,069)
Forfeited (shares)	(1,090,951)	(1,798,280)
Ending balance (shares)	10,310,800	7,772,455	5,611,429
Exercisable (shares)	3,836,926
Vested and expected to vest (shares)	10,310,800
Weighted- Average Exercise Price
Beginning balance (usd per share)	$ 12.24	$ 17.19
Granted (usd per share)	3.19	7.11
Exercised (usd per share)	0.72	0.64
Forfeited (usd per share)	14.02	17.12
Ending balance (usd per share)	8.90	$ 12.24	$ 17.19
Exercisable (usd per share)	15.22
Vested and expected to vest (usd per share)	$ 8.90
Weighted- Average Remaining Contractual Term (Years)
Options outstanding (weighted- average remaining contractual term years)	8 years 2 months 4 days	8 years 3 months 18 days	7 years 11 months 15 days
Exercisable (weighted average remaining contractual term years)	6 years 9 months 21 days
Vested and expected to vest (weighted- average remaining contractual term years)	8 years 2 months 4 days
Aggregate Intrinsic Value (in thousands)
Options outstanding (aggregate intrinsic value)	$ 96,000	$ 1,007,000	$ 4,262,000
Options exercised (aggregate intrinsic value)	193,000	0
Options forfeited (aggregate intrinsic value)	1,000	$ 0
Options exercisable (aggregate intrinsic value)	96,000
Options vested and expected to vest (aggregate intrinsic value)	$ 96,000